Retirement Benefit Obligations - Summary of Reconciliation of Actuarial Value of Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Current service cost	€ (43)	€ (43)	€ (40)
Past service credit (net)	(18)	(13)	(17)
Interest cost on scheme liabilities	(77)	(65)	(55)
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(3,337)	(2,999)
Current service cost	(60)	(64)
Past service credit (net)	18	17
Interest cost on scheme liabilities	(81)	(69)
Arising on acquisition (note 32)	(4)	(452)
Disposals	636	6
Remeasurement adjustments - experience variations	33	1
Remeasurement adjustments - actuarial (loss)/gain from changes in financial assumptions	(384)	120
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions	18	26
Contributions paid by plan participants	(13)	(14)
Benefit and settlement payments	139	130
Translation adjustment	(74)	(39)
Ending balance	€ (3,109)	€ (3,337)	€ (2,999)